TRADE ACCOUNTS RECEIVABLE (Details) (Trade accounts receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts	$ 0	$ 0